Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net (loss) earnings	$ 5,747	$ (8,480)
Adjustments to reconcile net earnings to net cash provided by operations:
Depreciation and amortization	31,235	31,547
Deferred income tax (benefit) expense	909	(5,677)
Gain on the sale of assets	(63,394)	(1,855)
Impairment and Restructuring provision	16,080	10,011
Earnings from equity investment		(21)
Bargain purchase gain		(1,786)
401(k) match stock contribution	1,773	1,501
Changes in operating assets and liabilities (net of acquisitions):
Accounts receivable	(5,326)	(672)
Inventories	142,271	(25,681)
Other current assets	(1,029)	1,527
Accounts payable, accrued expenses, and other liabilities	(31,071)	(14,920)
Income taxes	(79)	1,319
Net cash provided by (used in) operating activities	97,116	(13,187)
Cash flows from investing activities:
Additions to property, plant, and equipment	(37,728)	(32,665)
Proceeds from life insurance	343
Cash paid for acquisitions (net of cash acquired)		(14,420)
Proceeds from the sale of assets	104,387	2,075
Net cash provided by (used in) investing activities	67,002	(45,010)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	504,381	532,374
Payments of long-term debt and capital lease obligations	(664,108)	(466,048)
Payments on notes payable		(166)
Change in other assets	(33)	(272)
Purchase of treasury stock	(7,957)	(4,558)
Preferred stock dividends paid	(23)	(23)
Net cash (used in) provided by financing activities	(167,740)	61,307
Net increase (decrease) in cash and cash equivalents	(3,622)	3,110
Cash and cash equivalents, beginning of year	15,102	11,992
Cash and cash equivalents, end of year	11,480	15,102
Supplemental disclosures of cash flow information:
Interest	15,424	13,475
Income taxes paid (refunded)	173	(3,082)
Noncash transactions:
Property, plant and equipment issued under capital lease	$ 4,199	$ 8,381